Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

7. Income Taxes

As noted previously, on June 25, 2014, we announced that we received the favorable PLRs from the IRS necessary for our conversion to a REIT. In the PLRs, the IRS addressed and favorably ruled on our assets and revenue model, including regarding our steel racking structures as real estate for REIT purposes under the Internal Revenue Code of 1986, as amended (the “Code”), our global operations and our transition plans from a C corporation to a REIT. The PLRs are subject to certain qualifications and are based upon certain representations and statements made by us. If such representations and statements are untrue or incomplete in any material respect (including as a result of a material change in relevant facts), we may not be able to rely on the PLRs. After receipt of the PLRs, our board of directors unanimously approved our conversion to a REIT for our taxable year beginning January 1, 2014.

As a REIT, we are generally permitted to deduct from our federal taxable income the dividends we pay to our stockholders. The income represented by such dividends is not subject to federal taxation at the entity level but is taxed, if at all, at the stockholder level. The income of our domestic taxable REIT subsidiaries (“TRSs”), which hold our domestic operations that may not be REIT-compliant as currently operated and structured, is subject, as applicable, to federal and state corporate income tax. In addition, we and our subsidiaries continue to be subject to foreign income taxes in jurisdictions in which they hold assets or conduct operations, regardless of whether held or conducted through subsidiaries disregarded for federal tax purposes or TRSs. We will also be subject to a separate corporate income tax on any gains recognized during a specified period (generally ten years) following the REIT conversion that are attributable to “built-in” gains with respect to the assets that we owned on January 1, 2014; this built-in gains tax will also be imposed on our depreciation recapture recognized into income in 2014 and subsequent taxable years as a result of accounting method changes commenced in our pre- REIT period. If we fail to remain qualified for taxation as a REIT, we will be subject to federal income tax at regular corporate tax rates. Even if we remain qualified for taxation as a REIT, we may be subject to some federal, state, local and foreign taxes on our income and property in addition to taxes owed with respect to our TRS operations. In particular, while state income tax regimes often parallel the federal income tax regime for REITs, many states do not completely follow federal rules and some do not follow them at all.

The significant components of the deferred tax assets and deferred tax liabilities are presented below:

	December 31,
	2013	2014
Deferred Tax Assets:
Accrued liabilities	$ 75,731	$ 22,236
Deferred rent	25,624	3,144
Net operating loss carryforwards	81,124	64,718
Foreign tax credits	10,229	—
Stock compensation	16,745	—
Federal benefit of unrecognized tax benefits	20,263	14,859
Foreign currency and other adjustments	23,938	8,620
Valuation allowance	(40,278)	(40,182)
	213,376	73,395
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(367,936)	(74,782)
Plant and equipment, principally due to differences in depreciation	(168,385)	(39,079)
	(536,321)	(113,861)
Net deferred tax liability	$ (322,945)	$ (40,466)

The current and noncurrent deferred tax assets (liabilities) are presented below:

	December 31,
	2013	2014
Deferred tax assets	$ 65,332	$ 16,655
Deferred tax liabilities	(47,709)	(2,463)
Current deferred tax assets, net	$ 17,623	$ 14,192
Deferred tax assets	$ 148,044	$ 56,740
Deferred tax liabilities	(488,612)	(111,398)
Noncurrent deferred tax liabilities, net	$ (340,568)	$ (54,658)

The tax basis of REIT assets, excluding investments in TRSs, is less than the amounts reported for such assets in the accompanying Consolidated Balance Sheet by approximately $486,000 at December 31, 2014.

As of December 31, 2013, we have reclassified approximately $26,916 of long-term deferred income tax liabilities to current deferred income taxes (included within accrued expenses within current liabilities) and prepaid and other assets (included within current assets) in the accompanying Consolidated Balance Sheets related to the depreciation recapture associated with our characterization of certain racking structures as real estate rather than personal property and amortization associated with other intangible assets in conjunction with our conversion to a REIT.

We have federal net operating loss carryforwards, which expire in 2021 through 2033, of $88,090 ($0, tax effected) at December 31, 2014 to reduce future federal taxable income, on which no federal tax benefit is expected to be realized. We have state net operating loss carryforwards, which expire in 2015 through 2033, of $74,439 ($112, tax effected) at December 31, 2014 to reduce future state taxable income, on which an insignificant state tax benefit is expected to be realized. We have assets for foreign net operating losses of $64,606, with various expiration dates (and in some cases no expiration date), subject to a valuation allowance of approximately 62%.

Rollforward of the valuation allowance is as follows:

Year Ended December 31,	Balance at Beginning of the Year	Charged (Credited) to Expense	Other Additions	Other Deductions	Balance at End of the Year
2012	$ 72,239	$ 2,274	$ 1,537	$—	$ 76,050
2013	76,050	(27,186)	—	(8,586)	40,278
2014	40,278	9,404	—	(9,500)	40,182

We receive a tax deduction upon the exercise of non-qualified stock options or upon the disqualifying disposition by employees of incentive stock options and certain shares acquired under our ESPP for the difference between the exercise price and the market price of the underlying common stock on the date of exercise or disqualifying disposition. The tax benefit for non- qualified stock options associated with our TRSs is included in the consolidated financial statements in the period in which compensation expense is recorded. The tax benefit associated with compensation expense recorded in the consolidated financial statements related to incentive stock options associated with our TRSs is recorded in the period the disqualifying disposition occurs. Incremental tax benefits (deficiencies) in excess of compensation expense recorded in the consolidated financial statements are credited (charged) directly to equity and amounted to $1,045, $2,389 and $(60) for the years ended December 31, 2012, 2013 and 2014, respectively.

The components of income (loss) from continuing operations before provision (benefit) for income taxes and (gain) loss on sale of real estate are:

	Year Ended December 31,
	2012	2013	2014
United States	$ 189,939	$ 63,930	$ 202,067
Canada	44,358	39,038	46,191
Other Foreign	62,508	56,903	(24,885)
	$ 296,805	$ 159,871	$ 223,373

The provision (benefit) for income taxes consists of the following components:

	Year Ended December 31,
	2012	2013	2014
Federal—current	$ 133,824	$ 92,237	$ 118,314
Federal—deferred	(57,166)	(64,441)	(214,132)
State—current	25,384	10,152	28,034
State—deferred	(15,134)	(8,056)	(47,814)
Foreign—current	32,297	59,170	27,167
Foreign—deferred	(4,901)	(26,935)	(8,844)
	$ 114,304	$ 62,127	$ (97,275)

A reconciliation of total income tax expense and the amount computed by applying the federal income tax rate of 35% to income from continuing operations before provision (benefit) for income taxes and (gain) loss on sale of real estate for the years ended December 31, 2012, 2013 and 2014, respectively, is as follows:

	Year Ended December 31,
	2012	2013	2014
Computed “expected” tax provision	$ 103,882	$ 55,955	$ 78,181
Changes in income taxes resulting from:
Tax adjustment relating to REIT	—	—	(63,333)
Deferred tax adjustment and other taxes due to REIT conversion	—	—	(182,853)
State taxes (net of federal tax benefit)	6,923	4,384	2,207
Increase in valuation allowance (net operating losses)	9,045	2,832	9,404
Decrease in valuation allowance (foreign tax credits)	(6,771)	(30,018)	—
Foreign repatriation	—	44,751	46,356
Foreign restructuring	—	17,691	—
Impairment of assets and other transaction costs	3,045	6,576	2,869
Reserve accrual (reversal) and audit settlements (net of federal tax benefit)	8,266	(16,322)	3,175
Foreign tax rate differential	(30,798)	(33,852)	(9,496)
Disallowed foreign interest, Subpart F income, and other foreign taxes	15,242	9,708	12,502
Other, net	5,470	422	3,713
Provision (Benefit) for Income Taxes	$ 114,304	$ 62,127	$ (97,275)

Our effective tax rates for the years ended December 31, 2012, 2013 and 2014 were 38.5%, 38.9% and (43.5)%, respectively. Our effective tax rate is subject to variability in the future due to, among other items: (1) changes in the mix of income between our qualified REIT subsidiaries and our TRSs; (2) tax law changes; (3) volatility in foreign exchange gains (losses); (4) the timing of the establishment and reversal of tax reserves; and (5) our ability to utilize foreign tax credits and net operating losses that we generate.

The primary reconciling items between the federal statutory rate of 35% and our overall effective tax rate for the year ended December 31, 2012 were differences in the rates of tax at which our foreign earnings are subject, including foreign exchange gains and losses in different jurisdictions with different tax rates and state income taxes (net of federal tax benefit). During the year ended December 31, 2012, foreign currency gains were recorded in lower tax jurisdictions associated with our marking-to-market of intercompany loan positions while foreign currency losses were recorded in higher tax jurisdictions associated with our marking-to-market of debt and derivative instruments, which lowered our 2012 effective tax rate by 2.2%. The primary reconciling items between the federal statutory rate of 35% and our overall effective tax rate for the year ended December 31, 2013 were the impact from the repatriation discussed below, which increased our 2013 effective tax rate by 13.1%, and state income taxes (net of federal tax benefit). These expenses were partially offset by a favorable impact provided by the recognition of certain previously unrecognized tax benefits due to expirations of statute of limitation periods and settlements with tax authorities in various jurisdictions and differences in the rates of tax at which our foreign earnings are subject, including foreign exchange gains and losses in different jurisdictions with different tax rates.

During 2013, we completed a plan to utilize both current and carryforward foreign tax credits by repatriating approximately $252,700 (approximately $65,200 of which was previously subject to United States taxes) from our foreign earnings. Due to uncertainty in our ability to fully utilize foreign tax credit carryforwards, we previously did not recognize a full benefit for such foreign tax credit carryforwards in our tax provision. As a result, we recorded an increase in our tax provision from continuing operations in the amount of $63,504 in 2013. This increase was offset by decreases of $18,753 from current year foreign tax credits and $23,301 reversal of valuation allowances related to foreign tax credit carryforwards, resulting in a net increase of $21,450 in our tax provision from continuing operations.

On September 13, 2013, the United States Department of the Treasury and the IRS released final tangible property regulations under Sections 162(a) and 263(a) of the Code regarding the deduction and capitalization of expenditures related to tangible property. In addition, proposed regulations under Section 168 of the Code regarding dispositions of tangible property have also been released. These final and proposed regulations are generally effective for our tax year beginning on January 1, 2014. Early adoption was available, and we adopted the regulations in 2013. The impact from these regulations did not have a material impact on our consolidated results of operations, cash flows and financial position.

As a result of our REIT conversion, we recorded a net tax benefit of $212,151 during the year ended December 31, 2014 for the revaluation of certain deferred tax assets and liabilities associated with the REIT conversion. In 2014, we recorded an increase to the tax provision of $29,298 associated with tax accounting method changes consistent with our REIT conversion, primarily affected through the filing of amended tax returns. The primary other reconciling items between the federal statutory rate of 35% and our overall effective tax rate during the year ended December 31, 2014 was an increase of $46,356 in our tax provision from the repatriation discussed below and other net tax adjustments related to the REIT conversion, including a tax benefit of $63,333 primarily related to the dividends paid deduction. As a REIT, we are entitled to a deduction for dividends paid, resulting in a substantial reduction of federal income tax expense. As a REIT, substantially all of our income tax expense will be incurred based on the earnings generated by our foreign subsidiaries and our domestic TRSs.

The following table presents a reconciliation of significant components of deferred tax assets and liabilities from December 31, 2013 to December 31, 2014:

	December 31, 2013	Revaluation Associated with REIT Conversion	Current Year Activity(1)	December 31, 2014
Deferred Tax Assets
Accrued liabilities	$ 75,731	$ (48,087)	$ (5,408)	$ 22,236
Deferred rent	25,624	(25,749)	3,269	3,144
Net operating loss carryforwards	81,124	(34,912)	18,506	64,718
Foreign tax credits	10,229	(9,207)	(1,022)	—
Stock compensation	16,745	(17,942)	1,197	—
Federal benefit of unrecognized tax benefits	20,263	—	(5,404)	14,859
Unrealized foreign currency and other foreign adjustments	23,938	(34,552)	19,234	8,620
Valuation allowance	(40,278)	—	96	(40,182)
	213,376	(170,449)	30,468	73,395
Deferred Tax Liabilities
Other assets, principally due to differences in amortization	(367,936)	273,268	19,886	(74,782)
Plant and equipment, principally due to differences in depreciation	(168,385)	109,332	19,974	(39,079)
	(536,321)	382,600	39,860	(113,861)
Net Deferred Tax Asset (Liability)	$ (322,945)	$ 212,151	$ 70,328	$ (40,466)

(1)

Current year activity primarily consists of additional deferred tax assets and liabilities recognized due to changes in current year taxable temporary differences, purchase accounting and return to accrual adjustments related to the 2013 tax return.

We had not previously provided incremental federal and certain state income taxes on net tax over book outside basis differences related to the earnings of our foreign subsidiaries because our intent, prior to our conversion to a REIT, was to reinvest our current and future undistributed earnings of certain foreign subsidiaries indefinitely outside the United States. As a result of our conversion to a REIT, it is no longer our intent to indefinitely reinvest our current and future undistributed foreign earnings outside the United States, and, therefore, during 2014, we recognized an increase in our tax provision from continuing operations in the amount of $46,356, representing incremental federal and state income taxes and foreign withholding taxes on such foreign earnings. As a REIT, future repatriation of incremental undistributed earnings of our foreign subsidiaries will not be subject to federal or state income tax, with the exception of foreign withholding taxes in limited instances; however, such future repatriations will require distribution in accordance with REIT distribution rules, and any such distribution may then be taxable, as appropriate, at the stockholder level.

The evaluation of an uncertain tax position is a two-step process. The first step is a recognition process whereby we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is a measurement process whereby a tax position that meets the more likely than not recognition threshold is calculated to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.

We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the provision (benefit) for income taxes in the accompanying Consolidated Statements of Operations. We recorded an increase of $1,257, $1,459 and $1,462 for gross interest and penalties for the years ended December 31, 2012, 2013 and 2014, respectively. We had $4,874 and $5,884 accrued for the payment of interest and penalties as of December 31, 2013 and 2014, respectively.

A summary of tax years that remain subject to examination by major tax jurisdictions is as follows:

Tax Years	Tax Jurisdiction
See Below	United States—Federal and State
2007 to present	Canada
2009 to present	United Kingdom

The normal statute of limitations for United States federal tax purposes is three years from the date the tax return is filed. The 2011, 2012 and 2013 tax years remain subject to examination for United States federal tax purposes as well as net operating loss carryforwards utilized in these years. We utilized net operating losses from 2000, 2001 and 2008 in our federal income tax returns for these tax years. The normal statute of limitations for state purposes is between three to five years. However, certain of our state statute of limitations remain open for periods longer than this when audits are in progress.

We are subject to income taxes in the United States and numerous foreign jurisdictions. We are subject to examination by various tax authorities in jurisdictions in which we have business operations or a taxable presence. We regularly assess the likelihood of additional assessments by tax authorities and provide for these matters as appropriate. As of December 31, 2013, we had $51,146 of reserves related to uncertain tax positions included in other long-term liabilities in the accompanying Consolidated Balance Sheet. As of December 31, 2014, we had $55,951 of reserves related to uncertain tax positions, of which $53,078 and $2,873 is included in other long-term liabilities and deferred income taxes, respectively, in the accompanying Consolidated Balance Sheet. Although we believe our tax estimates are appropriate, the final determination of tax audits and any related litigation could result in changes in our estimates.

A reconciliation of unrecognized tax benefits is as follows:

Gross tax contingencies—December 31, 2011	$ 31,408
Gross additions based on tax positions related to the current year	6,598
Gross additions for tax positions of prior years	3,912
Gross reductions for tax positions of prior years	(427)
Lapses of statutes	(2,829)
Settlements	(1,099)
Gross tax contingencies—December 31, 2012	$ 37,563
Gross additions based on tax positions related to the current year	5,985
Gross additions for tax positions of prior years	20,275
Gross reductions for tax positions of prior years	(1,370)
Lapses of statutes	(1,312)
Settlements	(9,995)
Gross tax contingencies—December 31, 2013	$ 51,146
Gross additions based on tax positions related to the current year	3,984
Gross additions for tax positions of prior years	13,717
Gross reductions for tax positions of prior years	(2,699)
Lapses of statutes	(5,350)
Settlements	(4,847)
Gross tax contingencies—December 31, 2014	$ 55,951

The reversal of these reserves of $55,951 ($41,990 net of federal tax benefit) as of December 31, 2014 will be recorded as a reduction of our income tax provision if sustained. We believe that it is reasonably possible that an amount up to approximately $6,560 of our unrecognized tax positions may be recognized by the end of 2015 as a result of a lapse of statute of limitations or upon closing and settling significant audits in various worldwide jurisdictions.